Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands		Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Accounts receivable		$ 10,532	$ 10,718	$ 5,710
Prepaid expenses and other		15,775	14,399	21,517
Right-of-use assets		2,596	2,734	2,909
Deferred income tax asset		1,626	750	2,251
Derivative instruments (note 12)		0	20	150
Investment (note 6a)	[1]	953	953	953
Other assets		$ 31,482	$ 29,574	$ 33,490

[1]	In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.